INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Investment income	$ 131	$ 17	$ 145	$ 26
Fee revenue	90	111	186	217
Dividend income	14	15	33	28
Interest income and other	12	53	33	111
Total investment and other revenue	$ 247	$ 196	$ 397	$ 382